Schedule of deferred tax assets and liabilities (Details)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 SGD ($)	Jun. 30, 2025 SGD ($)
Deferred Tax Assets And Liabilities
Deferred tax liabilities Property, plant and equipment			$ 18,890
Deferred tax assets Property, plant and equipment	(7,591)	(9,822)	1,265
Deferred tax liabilities Right-of-use assets			267,240
Deferred tax assets Right of use assets
Deferred tax liabilities Inventory			19,170
Deferred tax assets Inventories
Deferred tax liabilities Trade receivables			55,080
Deferred tax assets Trade receivables	(37,971)	(49,140)	(49,140)
Deferred tax liabilities Other payables			5,900
Deferred tax assets Other payable
Deferred tax liabilities Lease liabilities			(247,770)
Deferred tax assets Lease liabilities
Deferred tax liabilities Others			5,300
Deferred tax assets Others
Net deferred tax (Assets) Liabilities			123,810
Net deferred tax (Assets) Liabilities	$ (45,562)	$ (58,962)	$ (47,875)